Label	Element	Value
INVESCO S&P 500 INDEX FUND
Prospectus [Line Items]	oef_ProspectusLineItems
Risk/Return [Heading]	oef_RiskReturnHeading	Invesco S&P 500 Index Fund
Strategy Narrative [Text Block]	oef_StrategyNarrativeTextBlock
The following information is added under the heading “Principal Investment Strategies of the Fund” and “Investment Objective(s), Strategies, Risks and Portfolio Holdings – Objective(s) and Strategies” in the prospectuses, as applicable:
The Fund intends to be diversified in approximately the same proportion as the Underlying Index is diversified. The Fund may become "non-diversified," as defined in the Investment Company Act of 1940 (1940 Act) solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the Underlying Index. As a “non-diversified” fund, the Fund can invest a greater percentage of its assets in a small group of issuers or in any one issuer than a diversified fund can. Shareholder approval will not be sought when the Fund crosses from diversified to non-diversified status solely due to a change in the relative market capitalization or index weighting of one or more constituents of the Underlying Index. As of November 20, 2025, the Underlying Index is non-diversified, and therefore as of that same date, the Fund is managed as non-diversified solely in accordance with the Underlying Index.

Supplement to Prospectus [Text Block]	oef_SupplementToProspectusTextBlock
SUPPLEMENT DATED NOVEMBER 26, 2025 TO THE CURRENT
SUMMARY AND STATUTORY PROSPECTUSES AND STATEMENT OF ADDITIONAL INFORMATION FOR:
Invesco S&P 500 Index Fund
(the "Fund”)
This supplement amends the Summary and Statutory Prospectuses and Statement of Additional Information (“SAI”) of the above referenced Fund and is in addition to any other supplement(s), unless otherwise specified. You should read this supplement carefully in conjunction with the Summary and Statutory Prospectuses and SAI and retain it for future reference.

INVESCO S&P 500 INDEX FUND | Risk Nondiversified Status [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Non-Diversification Risk. To the extent the Fund becomes non-diversified, the Fund may invest a greater portion of its assets in the obligations or securities of a small number of issuers or any single issuer than a diversified fund can. A change in the value of one or a few issuers’ securities will therefore affect the value of the Fund more than if it was a diversified fund. This may increase the Fund’s volatility and cause the performance of a relatively small number of issuers to have a greater impact on the Fund’s performance.